Trade Receivables and Other Current Assets - Disclosure of Subsidies Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables1 [abstract]
Research tax credit	$ 14,496	$ 9,268
Total subsidies receivables	$ 14,496	$ 9,268